Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Company’s Loss Before Income Taxes	The following are the domestic (i.e. Israeli) and foreign components of the Company’s loss before income taxes:
	Year ended December 31,
	2023	2022	2021

Domestic	$(43,500)	$(40,494)	$(58,092)
Foreign	-	-	-
Total	$(43,500)	$(40,494)	$(58,092)

Schedule of Reconciliation Income Tax Benefit	The reconciliation of the income tax benefit that would result from applying the Israeli statutory tax rate to the Company’s reported income tax (benefit) is as follows:
	Year ended December 31,
	2023	2022	2021
Loss before income taxes, as reported in the consolidated statements of operations	$43,500	$40,494	$58,092
Statutory tax rate	23%	23%	23%

Income tax benefit at statutory tax rate	$(10,005)	$(9,314)	$(13,361)
Effect of Non-deductible expenses	3,063	475	6,129
Remeasurement of deferred taxes from currency exchange*	-	3,517	209
Change in valuation allowance	7,508	5,322	7,023
Other	(566)	-	-
Reported income taxes benefit	$-	$-	$-
*	The income Tax Regulations (rules regarding ledger management of foreign invested companies and certain partnerships and the determination of their taxable income), 1986 allow Foreign Invested Companies (i.e., foreign holding percentage of more than 25%) to report for tax purposes in US dollars. The Company implemented these regulations on January 1, 2023.

Schedule of Deferred Tax Assets	The principal components of the Company’s deferred tax assets are as follows:
	December 31
	2023	2022
Deferred tax assets:
Net operating loss carry forwards	$28,032	$21,991
Research and development	6,252	4,834
Employees and payroll accrual	299	272
Property and equipment	79	57
Total deferred tax assets	34,662	27,154

Valuation allowance	(34,662)	(27,154)

Deferred tax assets, net of valuation allowance	$-	$-